Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity Abstract
Retained Earning

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	1,098	1,218	177
Unreserved retained earnings	144,062	147,123	21,330

Total retained earnings	145,160	148,341	21,507

Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax
The c
h
ang
e
s in accumulated other comprehensive (loss) income by component, net of tax, were as follows:

	Foreign currency translation adjustments	Unrealized gains (losses) on available-for-sale investments	Unrealized gain on derivatives	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2019	(2,584)	1,201	—	(1,383)

Other comprehensive income before reclassification	1,936	380		2,316
Amounts reclassified from accumulated other comprehensive income	—	(541)	—	(541)

Net current-period other comprehensive income (loss)	1,936	(161)		1,775
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(192)	(1)	—	(193)

Balance at December 31, 2020	(840)	1,039	—	199

Other comprehensive (loss) income before reclassification	(88)	(190)	149	(129)
Amounts reclassified from accumulated other comprehensive income	—	—	—	—

Net current-period other comprehensive (loss) income	(88)	(190)	149	(129)
Other comprehensive (loss) income attribute to noncontrolling interests and redeemable noncontrolling interests	(79)	1	—	(78)

Balance at December 31, 2021	(1,007)	850	149	(8)

Cumulative effect of accounting change	13	—	—	13
Other comprehensive (loss) income before reclassification	(764)	(392)	1,266	110
Amounts reclassified from accumulated other comprehensive income	—	—	—	—

Net current-period other comprehensive (loss) income	(751)	(392)	1,266	123
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	432	(1)	—	431

Balance at December 31, 2022	(1,326)	457	1,415	546

Balance at December 31, 2022, in US$	(192)	66	205	79

Tax Effect Allocated to Each Component of Other Comprehensive Income (loss)
The following table sets forth the tax benefit (expense) allocated to each component of other comprehensive income (loss) for the years ended December 31, 2020, 2021 and
2022:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Unrealized gains (losses) on available-for-sale investments
Other comprehensive income before reclassification	(59)	(3)	28	4
Amounts reclassified from accumulated other comprehensive income	83	—	—	—

Net current-period other comprehensive income (loss)	24	(3)	28	4